Segment Reporting (Capital Expenditures by Reportable Segment) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Property, Plant and Equipment [Line Items]
Capital expenditures	$ 4.8	$ 29.6	$ 70.8	$ 84.0	$ 49.4
Southwest
Property, Plant and Equipment [Line Items]
Capital expenditures	1.5	5.4	19.5	55.0	12.9
Rocky Mountains
Property, Plant and Equipment [Line Items]
Capital expenditures	2.2	11.5	24.2	17.2	25.3
Northeast/Mid-Con
Property, Plant and Equipment [Line Items]
Capital expenditures	$ 1.1	$ 12.7	$ 27.1	$ 11.8	$ 11.2